Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum lease payments for operating lease liabilities as of December 31, 2021 and December 31, 2022 are disclosed in Note 6.

Capital commitments

As of December 31, 2022, the Company did not have contracted or authorized capital commitments.

Contingencies

There are no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material change on the Group’s financial position, results of operations, or cash flow.